Cash Dividend (Details) $ / shares in Units, ¥ in Millions, $ in Millions			12 Months Ended
	Dec. 13, 2018 $ / shares	Oct. 23, 2017 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
CASH DIVIDEND
Cash dividends declared (Per share) | $ / shares	$ 0.34	$ 0.16
Cash dividends recorded as a reduction against retained earnings			¥ 660	¥ 295
Cash dividends recorded as a receivable in other current assets				¥ 11
Dividends payable					$ 96	¥ 658